Income Taxes - Components of loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States			$ (39,968)	$ (30,355)	$ (92,360)
Foreign			1,871	2,720	(7,050)
Loss before income taxes	$ (23,417)	$ (10,983)	$ (38,097)	$ (27,635)	$ (99,410)